Shareholders' equity - Regulatory Capital Ratios (Details)	Dec. 31, 2018	Dec. 31, 2017
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 ratio	10.70%
Tier 1 capital ratio	12.80%
Total capital ratio	13.60%
Tier 1 leverage ratio	6.60%
SLR	6.00%
The Bank of New York Mellon
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 ratio	14.00%
Tier 1 capital ratio	14.30%
Total capital ratio	14.70%
Tier 1 leverage ratio	7.60%
SLR	6.80%
Basel III Transitional
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 ratio		10.70%
Tier 1 capital ratio		12.70%
Total capital ratio		13.40%
Tier 1 leverage ratio		6.60%
Basel III Transitional | The Bank of New York Mellon
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 ratio		14.10%
Tier 1 capital ratio		14.40%
Total capital ratio		14.70%
Tier 1 leverage ratio		7.60%